Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2023
Net Loss Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Three Months Ended March 31,
	2023	2022
	(In thousands, except per share amounts)
Numerator:
Net loss for basic and diluted loss per share	$(22,224)	$(20,948)

Denominator:
Weighted average shares - for basic and diluted net loss per share	67,583	65,721

Net loss per share
Basic and diluted	$(0.33)	$(0.32)